Payments, Details - 12 months ended Dec. 31, 2023 - USD ($) $ in Thousands	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Segment	Ext. Method
#: 1
	$ 400	Fees	United States of America (US)	snj:US-LA	U.S. Federal Department of the Interior Bureau of Ocean Energy Management	US Gulf of Mexico Project	Oil and Natural Gas [Member]	Upstream [Member]	Well
#: 2
	2,303	Bonuses	United States of America (US)	snj:US-LA	U.S. Federal Department of the Interior Bureau of Ocean Energy Management	US Gulf of Mexico Project	Oil and Natural Gas [Member]	Upstream [Member]	Well
#: 3
	232	Fees	United States of America (US)	snj:US-LA	U.S. Federal Department of the Interior Bureau of Safety and Environmental Enforcement	US Gulf of Mexico Project	Oil and Natural Gas [Member]	Upstream [Member]	Well
#: 4
	239,990	Royalties	United States of America (US)	snj:US-LA	U.S. Federal Department of the Interior Office of Natural Resources Revenue	US Gulf of Mexico Project	Oil and Natural Gas [Member]	Upstream [Member]	Well
#: 5
	5,201	Fees	United States of America (US)	snj:US-LA	U.S. Federal Department of the Interior Office of Natural Resources Revenue	US Gulf of Mexico Project	Oil and Natural Gas [Member]	Upstream [Member]	Well
#: 6
	1,310	Bonuses	United States of America (US)	snj:US-LA	U.S. Federal Department of the Interior Office of Natural Resources Revenue	US Gulf of Mexico Project	Oil and Natural Gas [Member]	Upstream [Member]	Well
#: 7
	$ 492	Fees	United Mexican States (MX)	snj:MX-TAB	Mexican Petroleum Fund for Stabilization and Development	Bay of Campeche Project	Oil and Natural Gas [Member]	Upstream [Member]	Well